FINANCE EXPENSES	12 Months Ended
Jun. 30, 2020
FINANCE EXPENSES [Abstract]
FINANCE EXPENSES
17.	FINANCE EXPENSES

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Interest on borrowings	2,453	2,858	1,955
Factoring Fees	186	242	280
Finance charges on finance lease assets	-	-	492
Finance charges - right of use assets	6,457	4,394	-
Bank charges	332	215	366
Total	9,428	7,709	3,093

Finance expenses from discontinued operations	-	5,674	2,243